Operating Lease Liabilities	12 Months Ended
Dec. 31, 2021
Operating Lease Liabilities [Abstract]
Operating Lease Liabilities
17. Operating Lease Liabilities
Lessee accounting
Under ASU
2016-02
we have recognized ROU assets and liabilities on our balance sheet for our operating leases, relating to long-term commitments for our offices in London, Gdynia, New York and Denmark. At the adoption date of January 1,
2019
, we had no short-term lease commitments. Lease liabilities and ROU assets for operating leases are initially measured at the present value of the lease payments not yet paid, discounted using the discount rate for the lease determined at the later of the date of initial application or the lease commencement date. As a lessee, the Company has elected not to separate lease and non-lease
components pertaining to operating lease payments. The discount rate used is the Company’s incremental borrowing rate, defined as the rate of interest that the Company as lessee would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. Consequently, operating lease liabilities of $0.9 million, based on the present value of the remaining minimum rental payments; and ROU assets of $0.9 million have been recognized on the Company’s consolidated balance sheets as of December 31,
2021
(December 31, 20
20
: operating lease liabilities of $6.5 million and ROU assets of $5.7 million) with accretion of the liabilities and amortization of the ROU assets over the remaining length of the lease terms.
The lease for our office in Poland is subject to annual indexation each January according to the Eurozone All Items Monetary Union Index of Consumer Prices (“MUICP”) index as quoted for the previous year. The lease payments relating to the Poland office lease are not remeasured at the beginning of each year, the effect of future increases in MUICP are recognized as part of lease-related costs in each year and classified as variable lease costs. For the years ended December 31, 2021, total operating lease costs were $0.7 million (December 31, 2020: $1.4 million), which include immaterial variable lease costs and are presented in General and Administrative costs within the consolidated statements of operations and in cash flows from operating activities within the consolidated statements of cash flows.
The Company’s consolidated balance sheets include a ROU asset and a corresponding liability for operating lease contracts where the Company is a lessee. The discount rate used to measure the lease liability presented on the Company’s consolidated balance sheets is the incremental cost of borrowing since the rate implicit in the lease cannot be determined.
The liabilities described below are for the Company’s offices in London, Gdynia, New York, and Denmark which are denominated in various currencies. At December 31, 2021, the weighted average discount rate across the three leases was 3.20% (December 31, 2020: 5.56%).
At December 31, 2021, based on the remaining lease liabilities, the weighted average remaining operating lease term was 3.0 years (December 31, 2020: 5.6 years). The difference from the weighted average remaining contractual lease term arises from the mutual break option on the
London office lease. Please read Note 16—Commitments and Contingencies to our consolidated financial statements.

A maturity analysis of the undiscounted cash flows of the Company’s operating lease liabilities as at December 31,
2020
and
2021
is presented in the following table:

	December 31, 2020	December 31, 2021
	(in thousands)
One year	$1,572	$398
Two years	1,300	181
Three years	1,144	181
Four years	1,144	181
Five years	1,144	—
Six years and thereafter	1,222	—

Total undiscounted operating lease commitments	$7,526	$941
Less: Discount adjustment	(1,018)	(38)

Total operating lease liabilities	$6,508	$903
Less: current portion	(1,276)	(381)

Operating lease liabilities, non-current portion	$5,232	$522